UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4775

MFS SERIES TRUST II

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Growth Fund

8/31/09
Quarterly portfolio holdings

M F S
INVESTMENT MANAGEMENT

MFS Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09

Issuer	Shares/Par	Value ($)
Common Stocks – 97.6%
Aerospace – 1.1%
Goodrich Corp.	198,810	$10,966,360
Lockheed Martin Corp.	116,000	8,697,680

		$19,664,040

Apparel Manufacturers – 0.9%
Coach, Inc.	357,860	$10,123,859
NIKE, Inc., “B”	123,549	6,843,379

		$16,967,238

Biotechnology – 2.9%
Celgene Corp. (a)	277,370	$14,470,393
Genzyme Corp. (a)	275,470	15,346,434
Gilead Sciences, Inc. (a)	411,830	18,557,060
Human Genome Sciences, Inc. (a)	183,470	3,629,037

		$52,002,924

Broadcasting – 0.3%
Discovery Communications, Inc., “A” (a)	182,500	$4,730,400

Brokerage & Asset Managers – 3.2%
Affiliated Managers Group, Inc. (a)	256,350	$16,747,346
BM&F BOVESPA S.A.	1,300,300	8,016,918
Charles Schwab Corp.	373,620	6,747,577
CME Group, Inc.	91,360	26,589,414

		$58,101,255

Business Services – 4.3%
Cognizant Technology Solutions Corp., “A” (a)	497,790	$17,362,915
Companhia Brasileira De Meios De Pagamento	205,420	1,791,853
MasterCard, Inc., “A”	91,630	18,566,987
Visa, Inc., “A”	406,160	28,877,976
Western Union Co.	705,450	12,726,318

		$79,326,049

Chemicals – 0.8%
Ecolab, Inc.	191,550	$8,100,650
Monsanto Co.	68,400	5,737,392

		$13,838,042

Computer Software – 4.7%
Adobe Systems, Inc. (a)	985,790	$30,973,522
Autodesk, Inc. (a)	518,540	12,149,392
Citrix Systems, Inc. (a)	455,610	16,256,165
Oracle Corp.	440,410	9,631,767
VeriSign, Inc. (a)	794,736	16,840,456

		$85,851,302

Computer Software - Systems – 7.3%
Apple, Inc. (a) (s)	381,740	$64,212,485
EMC Corp. (a)	319,900	5,086,410
Hewlett-Packard Co.	1,146,480	51,465,487
Mercadolibre, Inc. (a)	177,100	5,573,337
VMware, Inc. (a)	170,550	6,042,587

		$132,380,306

Consumer Products – 2.3%
Colgate-Palmolive Co.	324,020	$23,556,254
Natura Cosméticos S.A.	621,680	10,057,316
Procter & Gamble Co.	159,230	8,615,935

		$42,229,505

MFS Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 2.9%
Alibaba.com Corp. (z)	2,110,000	$5,237,941
Capella Education Co. (a)	128,144	8,117,922
Monster Worldwide, Inc. (a)	394,270	6,395,059
priceline.com, Inc. (a)	116,600	17,954,068
Strayer Education, Inc.	68,180	14,392,798

		$52,097,788

Containers – 0.7%
Owens-Illinois, Inc. (a)	393,040	$13,339,778

Electrical Equipment – 3.5%
Danaher Corp.	637,790	$38,720,231
Rockwell Automation, Inc.	273,780	11,457,693
Tyco Electronics Ltd.	617,970	14,102,075

		$64,279,999

Electronics – 6.3%
ARM Holdings PLC	2,242,113	$4,767,448
First Solar, Inc. (a)	33,560	4,080,225
Flextronics International Ltd. (a)	2,342,810	13,892,863
Hittite Microwave Corp. (a)	219,156	7,543,350
Intel Corp.	1,064,430	21,629,218
Lam Research Corp. (a)	175,360	5,383,552
Linear Technology Corp.	405,820	10,782,637
Marvell Technology Group Ltd. (a)	642,990	9,805,598
MEMC Electronic Materials, Inc. (a)	532,600	8,494,970
National Semiconductor Corp.	458,750	6,959,238
Samsung Electronics Co. Ltd.	36,356	22,444,132

		$115,783,231

Energy - Independent – 3.1%
Anadarko Petroleum Corp.	414,140	$21,895,582
Apache Corp.	119,180	10,124,341
Noble Energy, Inc.	269,710	16,306,667
Plains Exploration & Production Co. (a)	301,220	7,907,025

		$56,233,615

Energy - Integrated – 1.0%
Chevron Corp.	126,430	$8,842,514
Petroleo Brasileiro S.A., ADR	253,070	10,031,695

		$18,874,209

Engineering - Construction – 0.5%
Fluor Corp.	188,770	$9,985,933

Entertainment – 2.8%
DreamWorks Animation, Inc., “A” (a)	915,940	$30,922,134
TiVo, Inc. (a)	2,010,570	19,723,692

		$50,645,826

Food & Beverages – 1.8%
Coca-Cola Co.	393,220	$19,177,339
PepsiCo, Inc.	244,150	13,835,981

		$33,013,320

Food & Drug Stores – 1.2%
CVS Caremark Corp.	252,060	$9,457,291
Walgreen Co.	380,080	12,877,110

		$22,334,401

Gaming & Lodging – 2.9%
Carnival Corp.	259,150	$7,580,138

MFS Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – continued
International Game Technology	689,730	$14,429,152
Las Vegas Sands Corp. (a)	194,400	2,772,144
Melco PBL Entertainment (Macau) Ltd., ADR (a)	294,570	1,805,714
Penn National Gaming, Inc. (a)	130,840	3,821,836
Royal Caribbean Cruises Ltd.	645,140	12,309,271
Starwood Hotels & Resorts Worldwide, Inc.	314,030	9,351,813

		$52,070,068

General Merchandise – 1.9%
Kohl’s Corp. (a)	122,340	$6,311,521
Target Corp.	390,400	18,348,800
Wal-Mart Stores, Inc.	201,420	10,246,235

		$34,906,556

Health Maintenance Organizations – 0.4%
WellPoint, Inc. (a)	148,950	$7,872,008

Insurance – 0.7%
Berkshire Hathaway, Inc., “B” (a)	2,160	$7,097,760
Hartford Financial Services Group, Inc.	268,500	6,368,820

		$13,466,580

Internet – 4.1%
Google, Inc., “A” (a)	137,470	$63,465,775
Omniture, Inc. (a)	253,780	3,631,592
Tencent Holdings Ltd.	474,200	7,054,463

		$74,151,830

Leisure & Toys – 0.5%
THQ, Inc. (a)	1,728,960	$9,526,570

Major Banks – 3.4%
Bank of America Corp.	1,225,920	$21,563,933
Goldman Sachs Group, Inc.	99,980	16,542,691
Morgan Stanley	237,420	6,875,683
State Street Corp.	310,740	16,307,635

		$61,289,942

Medical & Health Technology & Services – 4.4%
Cerner Corp. (a)	122,800	$7,577,988
Express Scripts, Inc. (a)	453,990	32,787,158
IDEXX Laboratories, Inc. (a)	333,180	16,912,217
Medco Health Solutions, Inc. (a)	421,220	23,259,768

		$80,537,131

Medical Equipment – 3.8%
Baxter International, Inc.	166,050	$9,451,566
Becton, Dickinson & Co.	89,950	6,262,319
Conceptus, Inc. (a)	1,024,130	18,557,236
DENTSPLY International, Inc.	206,300	6,954,373
Edwards Lifesciences Corp. (a)	83,860	5,189,257
St. Jude Medical, Inc. (a)	611,670	23,573,762

		$69,988,513

Metals & Mining – 0.7%
BHP Billiton Ltd., ADR	214,130	$13,340,299

Network & Telecom – 2.8%
Cisco Systems, Inc. (a)	2,344,050	$50,631,480

Oil Services – 2.5%
Halliburton Co.	446,340	$10,582,721
Noble Corp.	468,489	16,411,170

MFS Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – continued
Transocean, Inc. (a)	242,610	$18,399,542

		$45,393,433

Personal Computers & Peripherals – 0.3%
Nuance Communications, Inc. (a)	396,260	$4,885,886

Pharmaceuticals – 4.0%
Abbott Laboratories	482,840	$21,838,853
Schering-Plough Corp.	669,290	18,860,592
Teva Pharmaceutical Industries Ltd., ADR	365,820	18,839,730
Wyeth	284,810	13,628,159

		$73,167,334

Precious Metals & Minerals – 1.1%
Agnico-Eagle Mines Ltd.	93,240	$5,351,976
Goldcorp, Inc.	241,830	8,817,122
Teck Resources Ltd., “B” (a)	270,150	6,499,809

		$20,668,907

Printing & Publishing – 0.7%
MSCI, Inc., “A” (a)	450,470	$13,252,827

Railroad & Shipping – 0.4%
Union Pacific Corp.	128,660	$7,695,155

Specialty Chemicals – 1.6%
Air Products & Chemicals, Inc.	114,730	$8,608,192
Praxair, Inc.	273,670	20,968,595

		$29,576,787

Specialty Stores – 3.9%
Abercrombie & Fitch Co., “A”	257,310	$8,308,540
Amazon.com, Inc. (a)	199,620	16,207,148
Ctrip.com International Ltd., ADR (a)	99,370	4,863,168
Home Depot, Inc.	381,620	10,414,410
J. Crew Group, Inc. (a)	59,700	2,035,173
Nordstrom, Inc.	295,840	8,295,354
Staples, Inc.	616,200	13,316,082
TJX Cos., Inc.	222,390	7,994,921

		$71,434,796

Telecommunications - Wireless – 0.7%
America Movil S.A.B. de C.V., “L”, ADR	291,660	$13,168,449

Telephone Services – 1.3%
American Tower Corp., “A” (a)	726,168	$22,983,217

Tobacco -1.4%
Philip Morris International, Inc.	543,860	$24,859,841

Trucking – 2.0%
Expeditors International of Washington, Inc.	356,930	$11,657,334
Landstar System, Inc.	460,140	16,045,082
Old Dominion Freight Lines, Inc. (a)	239,090	8,554,640

		$36,257,056

Utilities - Electric Power – 0.5%
FPL Group, Inc.	154,030	$8,653,405

Total Common Stocks		$1,781,457,231

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
Call Options Purchased – 0.0%
Century Aluminum Co. - January 2010 @ $15	7,506	$788,130

MFS Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Money Market Funds (v) – 2.5%
MFS Institutional Money Market Portfolio, 0.20%, at Net Asset Value	45,234,468	$45,234,468

Total Investments		$1,827,479,823

Other Assets, Less Liabilities – (0.1)%		(1,808,403)

Net Assets – 100.0%		$1,825,671,420

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities short. At August 31, 2009, the value of the securities pledged amounted to $176,621. At August 31, 2009, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Alibaba.com Corp.	5/05/09 – 7/29/09	$2,924,688	$5,237,941
% of Net Assets			0.3%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Growth Fund

Supplemental Information (Unaudited) 8/31/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of August 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,640,157,323	$—	$—	$1,640,157,323
Brazil	29,897,782	—	—	29,897,782
South Korea	22,444,131	—	—	22,444,131
Canada	20,668,907	—	—	20,668,907
Israel	18,839,730	—	—	18,839,730
China	17,155,571	—	—	17,155,571
Australia	13,340,299	—	—	13,340,299
Mexico	13,168,449	—	—	13,168,449
United Kingdom	—	4,767,449	—	4,767,449
Hong Kong	1,805,714	—	—	1,805,714
Mutual Funds	45,234,468	—	—	45,234,468

Total Investments	$1,822,712,374	$4,767,449	$—	$1,827,479,823

For further information regarding security characteristics, see the Portfolio of Investments.

MFS Growth Fund

Supplemental Information (Unaudited) 8/31/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,717,574,692

Gross unrealized appreciation	$230,046,478
Gross unrealized depreciation	(120,141,347)

Net unrealized appreciation (depreciation)	$109,905,131

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	47,614,441	345,030,148	(347,410,121)	45,234,468

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$122,214	$45,234,468

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST II

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: October 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: October 16, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 16, 2009

*	Print name and title of each signing officer under his or her signature.